 VGOF-P15 04/26

LEGG MASON PARTNERS INCOME TRUST
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

 All changes described below are effective May 1, 2026.

I. The following is added to the section titled “Management – Investment professionals” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A.

Investment professional	Title	Investment professional of the fund since
Rafael Zielonka	Portfolio Manager	May 2026

II. The following is added to the section titled “More on fund management – Investment professionals” in the Prospectus of each fund listed in Schedule A:

Investment professional	Title and recent biography	Investment professional of the fund since
Rafael Zielonka	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	May 2026

III. The following is added to the table in the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the SAI of each fund listed in Schedule A:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Rafael Zielonka*	Registered Investment Companies	5	4.11	None	None
	Other Pooled Investment Vehicles	5	1.45	None	None
	Other Accounts	4	0.73	None	None

* The information is as of March 31, 2026.

IV. The following is added to the table in the section titled “Investment Professionals – Investment Professional Securities Ownership” in the SAI of each fund listed in Schedule A:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Rafael Zielonka*	None

* The information is as of March 31, 2026.

V. The following footnote is added following each reference to Julien Scholnick in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

* Effective September 30, 2026, Julien Scholnick will step down as a member of the investment professional team for the fund.

VI. The following footnote is added following each reference to Frederick Marki in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

* Effective December 31, 2026, Frederick Marki will step down as a member of the investment professional team for the fund.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INCOME TRUST
Western Asset Short-Term Bond Fund	May 1, 2025

LEGG MASON PARTNERS VARIABLE INCOME TRUST
Western Asset Core Plus VIT Portfolio	May 1, 2025

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2025
Western Asset Core Plus Bond Fund	May 1, 2025
Western Asset Intermediate Bond Fund	October 1, 2025
Western Asset Total Return Unconstrained Bond Fund	October 1, 2025

Please retain this supplement for future reference.